SHORT-TERM AND LONG-TERM BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2023
SHORT-TERM AND LONG-TERM BANK LOANS
Schedule of short-term and long-term bank loans

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
Short-term bank loans guaranteed by subsidiaries within the Group	—	239,000	33,662
Secured bank borrowings (a)	110,142	162,755	22,924
Pledged short-term bank loans (b)	73,128	—	—
Total short-term bank loans	183,270	401,755	56,586
Long-term bank loans pledged by deposits, current portion	—	794,679	111,928
	183,270	1,196,434	168,514

Long-term bank loans pledged by deposits	928,894	159,729	22,497
Total	1,112,164	1,356,163	191,011
(a)During the years ended 2021, 2022 and 2023, the Group factored certain intercompany notes receivables with a total face value of RMB475,491, RMB110,142 and 164,205 (US$23,128) to several domestic banks for total proceeds of RMB462,170, RMB108,365 and 161,455 (US$22,741), respectively, at effective interest rates ranging from 1.16% to 4.59%. As these factoring of notes receivables was with recourse, the receivable factoring transaction did not qualify as a transfer of financial assets to be considered as a sale under ASC 860 and was accounted for as a secured borrowing and were recognized as secured bank borrowings included in “Short-term bank loans”. The total intercompany notes receivable pledged for secured bank borrowings was RMB110,142 and RMB162,755(US$22,924) as of December 31, 2022 and 2023, respectively.
(b)The total deposits in restricted cash pledged for short-term bank loans was RMB 81,150 and nil as of December 31, 2022 and 2023, respectively.